CONTRACT ASSETS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract Assets [Line Items]
Allowance for credit loss on contract assets	$ 660	$ 684
Contract assets period for which the same is due	30 years	30 years
Top of range [member]
Contract Assets [Line Items]
Trade receivables outstanding period for which expected credit loss rate is not considered	120 years	120 years
Contract assets [member]
Contract Assets [Line Items]
Allowance for credit loss on contract assets	$ 0	$ 0